PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	$ 150,384	$ 155,472
Less accumulated depreciation	(92,676)	(89,769)
Net Assets	57,708	65,703
Office Equipment and Fixtures
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	94,569	90,094
Software
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	8,227	18,374
Auto
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	$ 47,588	$ 47,004